PGIM Jennison U.S. Core Equity ETF Annual Fund Operating Expenses - PGIM Jennison U.S. Core Equity ETF - No Share Class	May 20, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.19%